Merger with Kintara Therapeutics - Additional Information (Detail)	Oct. 18, 2024 shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Jun. 30, 2023 shares
Business Acquisition [Line Items]
Common stock, shares issued		49,913,946		1,590,000	1,579,000	10,167,000	1,692,000
Common stock exchange ratio	0.1789
Common stock, shares outstanding			42,323,759	1,590,000	1,579,000	10,167,000	1,692,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Business Acquisition [Line Items]
Common stock, shares issued			42,323,759			12,167,679
Common stock, shares outstanding	42,032,165	49,913,946	42,323,759			12,167,679
Kintara Therapeutics Inc [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Business Acquisition [Line Items]
Common stock, shares issued	40,441,605
Common stock exchange ratio	0.1789